Balance Sheet Details - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Offsetting [Abstract]
Accrued legal	$ 2,065,739	$ 24,729
Accrued excise taxes	202,341	0
Accrued advisory fee	100,000	0
Other	445,182	344,922
Accrued expenses and other current liabilities	$ 2,813,262	$ 369,651	$ 368,366